Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized contract cost	$ 4,091
Amortization of contract cost	4,486	$ 2,710	$ 1,590
Impairment of contract cost assets	0	0	0
Contract liability
Contract liability	44,465	26,917	15,025
Refund liability	533	284	121
Deposits from students	66	13	21
Advances from students	45,064	$ 27,214	$ 15,167
Revenue recognized from contract with customer liability	21,099
Revenue recognized from performance obligations satisfied	0
Remaining performance obligation amount	$ 44,465
Minimum
Obligation term	5 months
Maximum
Obligation term	18 months